Cover	Nov. 15, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On November 15, 2024, ZEO filed a Current Report on Form 8-K, pursuant to which under “Item 7.01 Regulation FD Disclosure,” we disclosed that Robin L. Smith, M.D., MBA, a co-founder of our affiliate, Exotropin, LLC (“Exotropin”), was conducting a presentation at the Medical Aesthetics Professionals (“MAP”) meeting being held in Scottsdale, Arizona and pursuant to Item 7.01, furnished, but did not file, a copy of the PowerPoint slides (the “PowerPoint Presentation”) pertaining to ZEO HAIR GROW™ Powered By Exotropin™, our new product developed in collaboration with Exotropin, which was introduced at the MAP meeting. It has subsequently come to the Company’s attention that one of the slides in the furnished PowerPoint Presentation contained graphical errors. Accordingly, we are filing this Report to amend the previously filed Form 8-K, to furnish (but not file) a corrected copy of the PowerPoint Presentation.
Document Period End Date	Nov. 15, 2024
Entity File Number	000-55008
Entity Registrant Name	ZEO SCIENTIFIX, INC.
Entity Central Index Key	0001557376
Entity Tax Identification Number	47-4180540
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3321 College Avenue
Entity Address, Address Line Two	Suite 246
Entity Address, City or Town	Davie
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33314
City Area Code	(888)
Local Phone Number	963-7881
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false